Payables and Credit Balances (Details) - ILS (₪)	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Payable Expenses	₪ 280,000	₪ 496,000
Down payments from clients	1,453	1,453
Prepaid Revenue	93,000
Government institutions	0	81,867
Related parties	88,322	48,744
Shareholders	1,824,634	1,474,171
Payables and Credit Balances, total	₪ 2,287,409	₪ 2,102,235